UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22789
AIP Series Trust
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)
Stefanie V. Chang Yu, Esq. Managing Director Alternative Investment Partners 100 Front Street Suite 400 West Conshohocken, PA 19428-28
(Name and address of agent for service)

Registrant's telephone number, including area code:		800-869-6397

Date of fiscal year end:	3/31

Date of reporting period:	7/1/12 – 6/30/13

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22789
Reporting Period: 07/01/2012 - 06/30/2013
AIP Series Trust

========================== AIP DYNAMIC ALTERNATIVE STRATEGIES FUND ==========================

CYNOSURE, INC.

Ticker:       CYNO           Security ID:  232577205
Meeting Date: JUN 24, 2013   Meeting Type: Annual
Record Date:  MAY 21, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Issue Shares in Connection with         For       For          Management
      Acquisition
2.1   Elect Director Marina Hatsopoulos       For       For          Management
2.2   Elect Director William O. Flannery      For       For          Management
3     Amend Omnibus Stock Plan                For       For          Management
4     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
5     Ratify Auditors                         For       For          Management
6     Adjourn Meeting                         For       Against      Management

--------------------------------------------------------------------------------

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

Ticker:       KED            Security ID:  48660Q102
Meeting Date: JUN 27, 2013   Meeting Type: Annual
Record Date:  MAY 13, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director James C. Baker           For       For          Management
1.2   Elect Director Albert L. Richey         For       For          Management
2     Ratify Auditors                         For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AIP Series Trust

By (Signature and Title)*	/s/ Arthur Lev
Arthur Lev President and Principal Executive Officer

Date	August 28, 2013
* Print the name and title of each signing officer under his or her signature.